Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Retirement Benefits [Abstract]
Projected benefit obligation	$ 2,351.8	$ 2,613.0
Accumulated benefit obligation	2,349.6	2,572.0
Fair value of plan assets	$ 1,814.0	$ 1,934.8